SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum period to estimate revenues forecasts	10 years
Minimum number of films that may be abandoned	1
Film projection equipment
Property and equipment, net
Estimated useful lives	15 years
Furniture and office equipment
Property and equipment, net
Estimated useful lives	5 years
Transportation equipment
Property and equipment, net
Estimated useful lives	5 years